Schedule of aggregate amortization expense (Details)	Jun. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 2025	$ 1,652,713
2026	2,168,725
2027	1,951,852
2028	1,040,988
2029	208,198
Thereafter	52,049
Aggregate amortization expense	$ 7,074,524